Pension and Postretirement Benefit Plans - Opening Paragraph Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
United States
Schedule Of Defined Contribution Plans Disclosures
Company match of eligible compensation of employee contributions into 401(k)	5.00%
Company cash match of employee contributions for employees hired after January 1, 2009	100.00%
Company contribution to employer retirement income account for employees hired on or after January 1, 2009	3.00%
Expenses related to defined contribution plans	$ 159	$ 139	$ 165
International Qualified and Non-qualified Pension Benefits
Schedule Of Defined Contribution Plans Disclosures
Expenses related to defined contribution plans	$ 88	$ 87	$ 77
Maximum | United States
Schedule Of Defined Contribution Plans Disclosures
Company cash match of employee contributions for employees hired prior to January 1, 2009	60.00%
Minimum | United States
Schedule Of Defined Contribution Plans Disclosures
Company cash match of employee contributions for employees hired prior to January 1, 2009	45.00%